As filed with the Securities and Exchange Commission on 08/25/2016

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

811-22486

Investment Company Act file number

GPS Funds II

(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor

Concord CA 94520

(Address of principal executive offices) (Zip code)

Patrick R. Young

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord CA 94520

(Name and address of agent for service)

(800) 664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2017

Date of reporting period: June 30, 2016

Item 1. Schedule of Investments.

GuideMark® Opportunistic Fixed Income Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - 19.26%
	Alternative Loan Trust
949,846	Series 2007-15CB, 6.000%, 07/25/2037	$800,296
	Banc of America Funding Corp.
1,255,235	Series 2006-3, 5.750%, 03/25/2036	1,174,153
961,436	Series 2007-3, 5.831%, 04/25/2037 (a)	842,664
	Chase Mortgage Finance Trust
929,360	Series 2007-S3, 6.000%, 05/25/2037	748,945
	Citigroup Mortgage Loan Trust
79,025	Series 2010-8, 4.000%, 11/25/2036 (Acquired 11/01/2012, Cost $80,082) (c)	79,437
	Credit Suisse Mortgage Capital Mortgage-Backed Trust
439,538	Series 2006-9, 6.000%, 11/25/2036	417,976
515,679	Series 2007-1, 6.000%, 02/25/2037	442,095
	Deutsche Alt-A Securities, Inc.
467,909	Series 2006-AR1, 3.012%, 02/25/2036 (a)	377,660
	First Horizon Alternative Mortgage Securities
462,748	Series 2007-FA4, 6.250%, 08/25/2037	360,005
	First Horizon Mortgage Pass-Through Trust
507,840	Series 2007-4, 6.000%, 08/25/2037	430,108
	GSR Mortgage Loan Trust
850,226	Series 2006-9F, 6.500%, 10/25/2036	723,178
394,390	Series 2007-4F, 6.000%, 07/25/2037	357,715
	IndyMac IMJA Mortgage Loan Trust
651,396	Series 2007-A3, 6.250%, 11/25/2037	529,776
	IndyMac INDX Mortgage Loan Trust
578,114	Series 2005-AR1, 2.750%, 03/25/2035 (a)	577,065
	JPMorgan Chase Commercial Mortgage Securities Trust
8,057,698	Series 2012-C8, 2.189%, 10/17/2045 (a)(j)	616,222
	Lehman Mortgage Trust
592,919	Series 2006-2, 5.750%, 04/25/2036	597,159
	MASTR Adjustable Rate Mortgages Trust
595,980	Series 2006-2, 2.766%, 01/25/2036 (a)	588,839
	Morgan Stanley Mortgage Loan Trust
1,052,253	Series 2005-10, 6.000%, 12/25/2035	842,813
793,666	Series 2007-12, 6.250%, 08/25/2037	704,349
	Residential Asset Securitization Trust
935,334	Series 2007-A2, 6.000%, 04/25/2037	780,968
691,695	Series 2007-A6, 6.000%, 06/25/2037	602,521
1,040,361	Series 2007-A7, 6.000%, 07/25/2037	719,875
	Sequoia Mortgage Trust
1,042,200	Series 2013-3, 2.500%, 03/25/2043 (a)	1,029,250
	TBW Mortgage-Backed Trust
1,034,995	Series 2006-6, 5.630%, 01/25/2037 (a)	637,098
	Washington Mutual Mortgage Pass-Through Certificates
268,030	Series 2006-5, 6.000%, 07/25/2036	227,738
	Wells Fargo Alternative Loan Trust
325,568	Series 2007-PA1, 6.000%, 03/25/2037	271,440

	Total Collateralized Mortgage Obligations (Cost $16,954,223)	15,479,345

Number of Shares
	COMMON STOCKS - 0.02%
	Oil & Gas - 0.01%
15,898	OGX Petroleo e Gas SA - ADR	6,947

	Transportation - 0.01%
22	CEVA Holdings LLC (d)(i)	7,851

	Total Common Stocks (Cost $29,791)	14,798

Principal Amount
	CONVERTIBLE OBLIGATIONS - 0.95%
	Metals & Mining - 0.95%
780,000	B2Gold Corp.
	3.250%, 10/01/2018	766,038

	Total Convertible Obligations (Cost $780,000)	766,038

	CORPORATE OBLIGATIONS - 0.92%
	Oil & Gas - 0.04%
100,000	Linn Energy LLC / Linn Energy Finance Corp.
	12.000%, 12/15/2020 (Acquired 04/04/2011 and 09/04/2014, Cost $183,474) (c)(e)	34,750
	OGX Austria GmbH
200,000	8.500%, 06/01/2018 (Acquired 04/17/2013, Cost $117,896) (b)(e)	4
800,000	8.375%, 04/01/2022 (Acquired 03/27/2012 through 06/29/2012, Cost $770,692) (b)(e)	16

		34,770

	Textiles, Apparel & Luxury Goods - 0.88%
	Edcon Limited
1,120,000	9.500%, 03/01/2018 (Acquired 04/05/2011 and 04/12/2011, Cost $1,121,484) (c)(e)	341,600
300,000	9.500%, 03/01/2018 (Acquired 08/18/2011 through 08/24/2011, Cost $401,656) (c)(e)	101,543
99,237	8.000%, 06/30/2019 (Acquired 11/08/2013 through 06/30/2016, Cost $244,873) (a)(c)	86,451
49,618	8.000%, 06/30/2019 (Acquired 11/08/2013 through 06/30/2016, Cost $29,893) (c)	43,225
155,731	12.750%, 06/30/2019 (Acquired 11/08/2013 through 06/30/2016, Cost $207,410) (a)(c)	134,695

		707,514

	Total Corporate Obligations (Cost $3,077,377)	742,284

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 42.40%
	Brazil Letras do Tesouro Nacional
180,000	14.120%, 07/01/2016 (f)	56,035
560,000	14.020%, 10/01/2016 (f)	168,479
19,000,000	12.420%, 01/01/2019 (f)	4,423,061
	Brazil Notas do Tesouro Nacional
300,000	10.000%, 01/01/2017	91,966
2,065,000	12.152%, 01/01/2021 (f)	601,051
30,000	10.000%, 01/01/2023	8,570
70,000	10.000%, 01/01/2025	19,582
160,000,000	Colombia Government International Bond
	7.750%, 04/14/2021	56,424
	Ghana Government Bond
1,630,000	23.000%, 02/13/2017	415,693
30,000	25.480%, 04/24/2017	7,654
50,000	26.000%, 06/05/2017	12,964
520,000	25.400%, 07/31/2017	134,319
1,610,000	23.230%, 02/19/2018	405,050
150,000	22.490%, 04/23/2018	37,322
1,810,000	23.470%, 05/21/2018	456,162
990,000	19.040%, 09/24/2018	229,378
99,000	24.500%, 10/22/2018	25,169
	Indonesia Treasury Bond
313,000,000	7.875%, 04/15/2019	24,092
209,000,000	12.800%, 06/15/2021	19,313
313,000,000	8.250%, 07/15/2021	24,724
209,000,000	7.000%, 05/15/2022	15,335

37,000,000	12.900%, 06/15/2022	3,521
104,000,000	10.250%, 07/15/2022	8,879
78,000,000	5.625%, 05/15/2023	5,253
35,588,000,000	8.375%, 03/15/2024	2,850,407
39,644,000,000	8.375%, 09/15/2026	3,182,976
7,580,000,000	8.375%, 03/15/2034	610,988
	Korea Monetary Stabilization Bond
325,800,000	2.460%, 08/02/2016	282,893
98,100,000	1.610%, 11/09/2016	85,279
945,300,000	1.700%, 08/02/2017	824,736
3,569,600,000	1.560%, 10/02/2017	3,111,318
	Korea Treasury Bond
1,300,400,000	2.000%, 12/10/2017	1,141,237
238,500,000	1.500%, 06/10/2019	208,648
	Malaysia Government Bond
1,040,000	3.814%, 02/15/2017	259,723
4,710,000	3.394%, 03/15/2017	1,174,719
500,000	4.012%, 09/15/2017	125,710
490,000	3.314%, 10/31/2017	122,479
	Mexican Bonos
229,260	7.250%, 12/15/2016	1,270,303
23,400	5.000%, 06/15/2017	128,754
	Mexican Udibonos
23,881	3.500%, 12/14/2017 (h)	134,473
14,351	4.000%, 06/13/2019 (h)	83,210
11,859	2.500%, 12/10/2020 (h)	65,725
	Philippine Government Bond
3,500,000	9.125%, 09/04/2016	75,374
70,000	2.875%, 05/22/2017	1,497
150,000	2.125%, 05/23/2018	3,173
64,400,000	3.875%, 11/22/2019	1,419,063
2,283,000	Poland Government Bond
	1.790%, 01/25/2021 (a)	570,880
1,090,000	Portugal Government International Bond
	5.125%, 10/15/2024 (Acquired 07/02/2014, Cost $1,081,509) (c)	1,100,584
	Serbia Treasury Bonds
10,170,000	10.000%, 11/08/2017	98,645
54,350,000	10.000%, 03/02/2018	533,503
890,000	10.000%, 11/21/2018	8,979
100,510,000	10.000%, 08/21/2019	1,024,032
1,800,000	10.000%, 03/20/2021	18,864
5,860,000	10.000%, 09/11/2021	62,211
62,780,000	10.000%, 02/05/2022	669,248
	Sri Lanka Government Bonds
430,000	8.000%, 06/15/2017	2,889
16,500,000	5.800%, 07/15/2017	108,297
11,550,000	8.500%, 04/01/2018	76,305
140,000	8.500%, 06/01/2018	921
2,750,000	7.500%, 08/15/2018	17,600
8,660,000	8.000%, 11/15/2018	55,553
8,660,000	10.600%, 07/01/2019	58,310
3,160,000	10.600%, 09/15/2019	21,199
430,000	8.000%, 11/01/2019	2,672
340,000	9.000%, 05/01/2021	2,099
1,900,000	11.200%, 07/01/2022	12,626
	Ukraine Government International Bond
335,000	7.750%, 09/01/2023 (Acquired 04/05/2011 through 02/06/2014, Cost $354,859) (c)	324,112
565,000	7.750%, 09/01/2024 (Acquired 04/05/2011 through 02/06/2014, Cost $619,014) (c)	543,036
565,000	7.750%, 09/01/2025 (Acquired 04/05/2011 through 02/06/2014, Cost $618,042) (c)	540,987
459,000	7.750%, 09/01/2026 (Acquired 04/05/2011 through 07/29/2013, Cost $498,351) (c)	437,198
459,000	7.750%, 09/01/2027 (Acquired 04/05/2011 through 07/29/2013, Cost $493,401) (c)	436,050
1,120,000	32.327%, 05/31/2040 (Acquired 04/05/2011 through 02/06/2014, Cost $635,325) (a)(c)(f)	365,400
	Uruguay Government International Bond
7,274,286	4.250%, 04/05/2027 (h)	215,353
32,187,197	4.375%, 12/15/2028 (h)	951,837
2,686,899	4.000%, 07/10/2030 (h)	76,769
1,224,575	3.700%, 06/26/2037 (h)	32,176
	Uruguay Notas del Tesoro
2,330,000	11.000%, 03/21/2017	74,540
15,470,000	13.250%, 04/08/2018	492,377
13,890,000	13.900%, 07/29/2020	443,799
1,505,932	2.500%, 09/27/2022 (h)	41,465
2,716,178	4.000%, 05/25/2025 (h)	80,560
	Uruguay Treasury Bills
639,000	15.630%, 04/03/2017 (f)	18,827
5,220,000	15.840%, 05/19/2017 (f)	150,686

	Total Foreign Government Debt Obligations (Cost $35,193,360)	34,083,270

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 12.15%
	Federal Home Loan Mortgage Corp.
697,000	Pool #4050, 3.500%, 05/15/2032	763,540
989,034	Pool #4062, 3.500%, 06/15/2042	1,067,194
887,166	Pool #4171, 3.000%, 02/15/2043	884,793
1,181,812	Pool #4413, 3.500%, 11/15/2044	1,303,578
	Federal National Mortgage Association
887,005	Pool #1201, 3.500%, 10/01/2032	945,135
488,562	Pool #2005-56, 6.000%, 08/25/2033 (a)	545,786
262,756	Pool #2011-113, 4.000%, 03/25/2040	270,750
927,873	Pool #2012-63, 2.000%, 08/25/2040	930,592
1,619,842	Pool #2014-95, 3.000%, 04/25/2041	1,693,871
	Government National Mortgage Association
1,038,828	Pool #2010-62, 5.302%, 05/20/2040 (j)	146,168
1,070,768	Pool #2011-72, 4.932%, 05/20/2041 (j)	145,207
700,000	Pool #2012-40, 4.000%, 01/20/2042	777,336
2,157,332	Pool #2013-113, 5.802%, 03/20/2043 (j)	289,272

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $9,218,403)	9,763,222

Number of Shares
	PREFERRED STOCKS - 0.02%
	Transportation - 0.02%
49	CEVA Holdings LLC (d)(i)	16,993

	Total Preferred Stocks (Cost $64,483)	16,993

Principal Amount
	SHORT TERM INVESTMENTS - 17.74%
	Foreign Government Debt Obligation - 7.75%
200,000	Bank Negara Malaysia Monetary Notes
	2.401%, 10/11/2016 (f)	49,252
20,000,000	Hong Kong Treasury Bill
	0.099%, 11/02/2016 (f)	2,576,401
220,000	Malaysia Treasury Bill
	2.598%, 01/20/2017 (f)	53,773
	Mexico Cetes
671,340	3.062%, 07/07/2016 (f)	366,984
362,680	4.271%, 08/04/2016 (f)	197,637
1,015,540	4.263%, 08/18/2016 (f)	552,771
263,130	4.202%, 09/01/2016 (f)	142,961

939,860	4.293%, 10/13/2016 (f)	508,201
1,857,620	4.355%, 12/08/2016 (f)	996,940
242,700	4.372%, 02/17/2017 (f)	129,388
	Philippine Treasury Bill
13,480,000	0.763%, 08/03/2016 (f)	286,197
130,000	0.985%, 08/24/2016 (f)	2,758
17,120,000	1.088%, 09/07/2016 (f)	362,831
180,000	1.118%, 02/22/2017 (f)	3,785

		6,229,879

Number of Shares
	Money Market Funds - 9.99%
8,027,752	Federated Prime Obligations Fund - Class IS Effective Yield, 0.37% (g)	8,027,752

	Total Short Term Investments (Cost $14,312,402)	14,257,631

	Total Investments (Cost $79,630,039) - 93.46%	75,123,581
	Other Assets in Excess of Liabilities - 6.54%	5,258,957

	TOTAL NET ASSETS - 100.00%	$80,382,538

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

(a)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2016.
(b)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund’s liquidity guidelines. The value of these securities total $20, which represents 0.00% of total net assets.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $4,569,068, which represents 5.68% of total net assets.
(d)	Non-income producing.
(e)	Non-income producing. Item identified as in default as to payment of interest.
(f)	Zero coupon bond. The effective yield is listed.
(g)	Seven-day yield as of June 30, 2016.
(h)	Represents an inflation protected security.
(i)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $24,844, which represents 0.03% of total net assets.
(j)	Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at June 30, 2016. The securities are liquid and the value of these securities total $1,196,869 which represents 1.49% of total net assets.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:
Cost of investments	$79,630,039

Gross unrealized appreciation	2,772,768
Gross unrealized depreciation	(7,279,226)

Net unrealized depreciation	($4,506,458)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Open Forward Currency Contracts

Forward expiration date	Counterparty	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
9/29/2016	Citibank	Brazilian Real	3,300,000	Euro	765,857	$146,006
11/21/2016	HSBC	Brazilian Real	1,440,000	U.S. Dollars	338,624	90,460
7/21/2016	Deutsche Bank	Chilean Peso	166,162,750	U.S. Dollars	241,060	9,489
8/17/2016	Deutsche Bank	Chilean Peso	328,293,750	U.S. Dollars	480,699	13,093
9/20/2016	Deutsche Bank	Chilean Peso	162,131,000	U.S. Dollars	233,081	10,046
7/8/2016	JP Morgan Chase	Euro	136,352	Malaysian Ringgit	612,600	(512)
10/11/2016	Barclays	Ghanaian Cedi	484,117	U.S. Dollars	113,178	1,234
7/25/2016	JP Morgan Chase	Indian Rupee	96,000,000	Euro	1,261,644	14,537
7/20/2016	HSBC	Indian Rupee	117,575,000	U.S. Dollars	1,745,749	(9,996)
10/11/2016	Deutsche Bank	Japanese Yen	220,000,000	U.S. Dollars	2,014,099	124,484
7/8/2016	JP Morgan Chase	Malaysian Ringgit	612,600	Euro	128,998	8,674
9/29/2016	JP Morgan Chase	Malaysian Ringgit	13,200,000	Euro	2,868,318	59,778
10/17/2016	Deutsche Bank	Malaysian Ringgit	3,760,511	Euro	809,149	24,311
11/8/2016	JP Morgan Chase	Malaysian Ringgit	612,600	Euro	135,456	(426)
10/11/2016	JP Morgan Chase	Malaysian Ringgit	9,974,729	Japanese Yen	279,523,825	(260,135)
1/17/2017	Citibank	Mexican Peso	16,860,600	Euro	818,524	(12,378)
4/18/2017	Citibank	Mexican Peso	46,884,480	Euro	2,250,892	(39,766)
8/8/2016	Morgan Stanley	Mexican Peso	3,202,890	U.S. Dollars	191,603	(17,090)
10/17/2016	Deutsche Bank	Mexican Peso	18,798,000	U.S. Dollars	1,100,328	(83,608)
3/10/2017	HSBC	Mexican Peso	11,784,520	U.S. Dollars	639,525	(11,805)
9/29/2016	Deutsche Bank	South Korea Won	606,000,000	Euro	463,112	9,947
9/30/2016	HSBC	South Korea Won	1,244,720,000	Euro	947,477	24,563
9/14/2016	Citibank	U.S. Dollars	234,844	Australian Dollar	326,000	(7,601)
11/16/2016	JP Morgan Chase	U.S. Dollars	2,038,412	Australian Dollar	2,787,000	(29,727)
11/21/2016	Citibank	U.S. Dollars	267,843	Australian Dollar	370,000	(6,674)
12/12/2016	JP Morgan Chase	U.S. Dollars	234,854	Australian Dollar	330,000	(9,805)
12/13/2016	JP Morgan Chase	U.S. Dollars	360,103	Australian Dollar	488,000	(1,684)
12/14/2016	JP Morgan Chase	U.S. Dollars	117,404	Australian Dollar	164,000	(4,176)
12/14/2016	Citibank	U.S. Dollars	242,103	Australian Dollar	328,000	(1,056)
3/20/2017	JP Morgan Chase	U.S. Dollars	2,498,945	Australian Dollar	3,399,000	(12,978)
7/7/2016	Deutsche Bank	U.S. Dollars	368,534	Euro	341,308	(10,322)
7/11/2016	Deutsche Bank	U.S. Dollars	939,748	Euro	826,000	22,735
7/15/2016	Deutsche Bank	U.S. Dollars	744,031	Euro	660,000	11,195
7/18/2016	Morgan Stanley	U.S. Dollars	126,960	Euro	115,000	(746)
7/18/2016	Barclays	U.S. Dollars	138,188	Euro	122,880	1,731
7/19/2016	Barclays	U.S. Dollars	1,892,851	Euro	1,728,000	(26,147)
7/20/2016	Barclays	U.S. Dollars	316,105	Euro	283,000	1,813
7/21/2016	Barclays	U.S. Dollars	137,052	Euro	125,000	(1,775)
7/22/2016	Morgan Stanley	U.S. Dollars	141,016	Euro	129,000	(2,259)
7/25/2016	Deutsche Bank	U.S. Dollars	197,109	Euro	178,745	(1,439)
7/27/2016	Deutsche Bank	U.S. Dollars	199,497	Euro	183,000	(3,793)
7/29/2016	Barclays	U.S. Dollars	771,072	Euro	691,917	2,378
7/29/2016	JP Morgan Chase	U.S. Dollars	293,321	Euro	263,000	1,138
8/5/2016	Deutsche Bank	U.S. Dollars	172,613	Euro	155,000	370
8/5/2016	HSBC	U.S. Dollars	18,766	Euro	17,000	(125)
8/5/2016	Citibank	U.S. Dollars	452,415	Euro	409,000	(2,084)
8/5/2016	Morgan Stanley	U.S. Dollars	789,114	Euro	715,023	(5,453)
8/9/2016	Deutsche Bank	U.S. Dollars	114,979	Euro	100,331	3,471
8/11/2016	Deutsche Bank	U.S. Dollars	88,316	Euro	80,000	(603)
8/15/2016	Morgan Stanley	U.S. Dollars	99,922	Euro	88,500	1,542
8/17/2016	Morgan Stanley	U.S. Dollars	99,225	Euro	88,500	838
8/18/2016	Barclays	U.S. Dollars	357,113	Euro	319,000	2,460
8/22/2016	JP Morgan Chase	U.S. Dollars	394,308	Euro	354,000	687
8/22/2016	Deutsche Bank	U.S. Dollars	199,653	Euro	179,000	618

8/23/2016	Deutsche Bank	U.S. Dollars	196,682	Euro	175,000	2,089
8/26/2016	Bank of America	U.S. Dollars	260,074	Euro	232,085	1,975
8/29/2016	Deutsche Bank	U.S. Dollars	541,942	Euro	484,597	2,971
8/31/2016	HSBC	U.S. Dollars	38,585	Euro	34,118	635
9/6/2016	Deutsche Bank	U.S. Dollars	473,615	Euro	434,350	(9,624)
9/15/2016	Citibank	U.S. Dollars	246,786	Euro	218,594	3,501
11/14/2016	Deutsche Bank	U.S. Dollars	144,813	Euro	133,000	(3,562)
11/16/2016	Barclays	U.S. Dollars	162,654	Euro	150,000	(4,700)
11/17/2016	Deutsche Bank	U.S. Dollars	108,672	Euro	100,000	(2,902)
1/13/2017	Deutsche Bank	U.S. Dollars	34,167	Euro	31,000	(500)
1/19/2017	Citibank	U.S. Dollars	74,031	Euro	66,790	(678)
1/23/2017	Deutsche Bank	U.S. Dollars	517,384	Euro	468,680	(6,943)
1/27/2017	Goldman Sachs	U.S. Dollars	200,822	Euro	183,000	(3,938)
2/3/2017	Deutsche Bank	U.S. Dollars	229,491	Euro	208,000	(3,308)
2/6/2017	Deutsche Bank	U.S. Dollars	289,658	Euro	261,000	(2,495)
2/8/2017	Goldman Sachs	U.S. Dollars	633,702	Euro	559,081	7,837
2/8/2017	Barclays	U.S. Dollars	231,158	Euro	204,000	2,789
2/22/2017	Barclays	U.S. Dollars	657,160	Euro	585,000	1,910
3/1/2017	Deutsche Bank	U.S. Dollars	73,577	Euro	65,866	(219)
7/11/2016	Barclays	U.S. Dollars	417,254	Japanese Yen	44,560,000	(14,401)
7/15/2016	JP Morgan Chase	U.S. Dollars	379,195	Japanese Yen	44,610,000	(52,999)
7/15/2016	Barclays	U.S. Dollars	583,886	Japanese Yen	68,630,000	(81,020)
7/25/2016	Citibank	U.S. Dollars	295,200	Japanese Yen	36,309,000	(56,685)
7/25/2016	JP Morgan Chase	U.S. Dollars	455,211	Japanese Yen	56,000,000	(87,507)
8/16/2016	JP Morgan Chase	U.S. Dollars	211,499	Japanese Yen	23,650,000	(17,868)
8/31/2016	Barclays	U.S. Dollars	105,362	Japanese Yen	11,810,000	(9,236)
9/9/2016	Barclays	U.S. Dollars	284,831	Japanese Yen	32,151,400	(27,273)
9/20/2016	Barclays	U.S. Dollars	309,877	Japanese Yen	37,430,000	(53,645)
9/23/2016	Citibank	U.S. Dollars	321,641	Japanese Yen	35,670,000	(24,834)
9/26/2016	Deutsche Bank	U.S. Dollars	159,811	Japanese Yen	17,733,000	(12,458)
9/26/2016	Barclays	U.S. Dollars	161,549	Japanese Yen	18,110,000	(14,383)
10/11/2016	Deutsche Bank	U.S. Dollars	3,077,004	Japanese Yen	331,608,750	(146,508)
10/17/2016	Deutsche Bank	U.S. Dollars	4,386,048	Japanese Yen	520,185,270	(671,866)
10/24/2016	Barclays	U.S. Dollars	165,042	Japanese Yen	19,600,000	(25,591)
12/9/2016	HSBC	U.S. Dollars	360,150	Japanese Yen	38,500,000	(15,037)
12/12/2016	Citibank	U.S. Dollars	546,190	Japanese Yen	57,980,000	(18,903)
12/13/2016	Deutsche Bank	U.S. Dollars	148,396	Japanese Yen	15,700,000	(4,628)
12/13/2016	JP Morgan Chase	U.S. Dollars	415,033	Japanese Yen	43,970,000	(13,532)
12/13/2016	HSBC	U.S. Dollars	448,159	Japanese Yen	47,460,000	(14,423)
12/16/2016	HSBC	U.S. Dollars	843,625	Japanese Yen	88,800,000	(21,997)
1/10/2017	Goldman Sachs	U.S. Dollars	168,425	Japanese Yen	19,732,000	(24,126)
1/27/2017	JP Morgan Chase	U.S. Dollars	166,469	Japanese Yen	19,500,000	(23,954)
2/16/2017	Citibank	U.S. Dollars	318,623	Japanese Yen	35,400,000	(27,360)
2/16/2017	HSBC	U.S. Dollars	158,168	Japanese Yen	17,820,000	(15,997)
2/16/2017	JP Morgan Chase	U.S. Dollars	157,304	Japanese Yen	17,813,000	(16,792)
2/16/2017	Goldman Sachs	U.S. Dollars	106,462	Japanese Yen	11,840,000	(9,256)
2/27/2017	Barclays	U.S. Dollars	53,450	Japanese Yen	5,910,000	(4,338)
3/1/2017	Deutsche Bank	U.S. Dollars	35,372	Japanese Yen	3,936,000	(3,117)
4/18/2017	Merrill Lynch	U.S. Dollars	279,236	Japanese Yen	30,030,000	(15,021)
4/21/2017	JP Morgan Chase	U.S. Dollars	358,025	Japanese Yen	38,610,000	(20,354)
6/2/2017	Deutsche Bank	U.S. Dollars	739,302	Japanese Yen	80,680,000	(52,774)
6/5/2017	JP Morgan Chase	U.S. Dollars	318,804	Japanese Yen	34,284,478	(17,827)
6/8/2017	Citibank	U.S. Dollars	243,454	Japanese Yen	25,700,000	(8,920)
6/16/2017	JP Morgan Chase	U.S. Dollars	177,367	Japanese Yen	18,500,000	(4,365)
6/19/2017	Deutsche Bank	U.S. Dollars	848,933	Japanese Yen	88,660,000	(22,115)
6/20/2017	Citibank	U.S. Dollars	568,895	Japanese Yen	58,390,000	(4,786)
6/22/2017	Deutsche Bank	U.S. Dollars	863,000	Japanese Yen	88,820,000	(9,730)
8/8/2016	Morgan Stanley	U.S. Dollars	182,949	Mexican Peso	3,202,890	8,436
10/17/2016	Deutsche Bank	U.S. Dollars	992,345	Mexican Peso	17,500,000	45,829
9/7/2016	Goldman Sachs	U.S. Dollars	866,984	South Korea Won	1,037,000,000	(32,635)
9/26/2016	HSBC	U.S. Dollars	707,440	South Korea Won	823,000,000	(6,452)
11/2/2016	HSBC	U.S. Dollars	319,577	South Korea Won	369,000,000	(477)
11/21/2016	Citibank	U.S. Dollars	2,829,359	South Korea Won	3,346,000,000	(72,711)
11/25/2016	HSBC	U.S. Dollars	693,792	South Korea Won	827,000,000	(23,481)
12/2/2016	HSBC	U.S. Dollars	841,350	South Korea Won	997,000,000	(23,355)
4/25/2017	HSBC	U.S. Dollars	964,162	South Korea Won	1,099,000,000	11,038
4/26/2017	HSBC	U.S. Dollars	267,027	South Korea Won	306,000,000	1,644

						$(1,749,517)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	3-MO-USD-LIBOR*	0.926%	10/17/2017	Citibank	$790,000	($2,428)	$0	($2,428)
Receive	3-MO-USD-LIBOR	3.018%	8/22/2023	JP Morgan Chase	7,290,000	(937,538)	0	(937,538)
Receive	3-MO-USD-LIBOR**	1.914%	1/22/2025	Citibank	490,000	(25,879)	0	(25,879)
Receive	3-MO-USD-LIBOR**	1.970%	1/23/2025	Citibank	610,000	(35,015)	0	(35,015)
Receive	3-MO-USD-LIBOR**	1.973%	1/27/2025	Citibank	360,000	(20,773)	0	(20,773)
Receive	3-MO-USD-LIBOR**	1.937%	1/29/2025	Citibank	90,000	(4,927)	0	(4,927)
Receive	3-MO-USD-LIBOR**	1.942%	1/30/2025	Citibank	80,000	(4,407)	0	(4,407)
Receive	3-MO-USD-LIBOR**	1.817%	2/3/2025	Citibank	120,000	(5,359)	0	(5,359)
Receive	3-MO-USD-LIBOR*	1.978%	3/27/2025	Citibank	1,200,000	(69,954)	0	(69,954)
Receive	3-MO-USD-LIBOR*	1.985%	3/27/2025	Citibank	1,200,000	(70,694)	0	(70,694)
Receive	3-MO-USD-LIBOR	3.848%	8/22/2043	JP Morgan Chase	4,170,000	(1,920,661)	0	(1,920,661)

						($3,097,635)	$0	($3,097,635)

*	Centrally cleared swap, clearing agent: Deutsche Bank
**	Centrally cleared swap, clearing agent: JP Morgan Chase

GuidePath® Growth Allocation Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 98.87%
	Affiliated Mutual Funds - 31.23%
613,099	GuideMark® Emerging Markets Fund - Institutional Shares	$7,136,468
2,365,486	GuideMark® Large Cap Core Fund - Institutional Shares	35,529,607
2,876,555	GuideMark® Small/Mid Cap Core Fund - Institutional Shares	45,334,508
7,643,803	GuideMark® World ex-US Fund - Institutional Shares	58,627,972

		146,628,555

	Exchange Traded Funds - 67.64%
51,307	iShares 1-3 Year Treasury Bond ETF (a)	4,377,513
40,015	iShares 7-10 Year Treasury Bond ETF (a)	4,520,494
94,833	iShares 20+ Year Treasury Bond ETF (a)	13,172,304
511,457	iShares Core MSCI Emerging Markets ETF (a)	21,394,246
47,454	iShares Core U.S. Credit Bond ETF	5,378,911
41,907	iShares JPMorgan USD Emerging Markets Bond ETF	4,825,591
426,696	iShares MSCI Canada ETF (a)	10,458,319
511,194	iShares MSCI Switzerland Capped ETF (a)	15,156,902
135,279	SPDR Barclays High Yield Bond ETF (a)	4,829,460
70,977	SPDR S&P 600 Small Cap Growth ETF (a)	12,661,587
251,419	SPDR S&P China ETF (a)	17,571,674
1,636,963	Vanguard FTSE Developed Markets ETF (a)	57,883,012
101,572	Vanguard Global ex-U.S. Real Estate ETF	5,490,982
178,913	Vanguard REIT ETF (a)	15,864,216
573,763	Vanguard S&P 500 ETF (a)	110,288,724
5,176	Vanguard Total Bond Market ETF	436,337
156,116	Vanguard Value ETF	13,268,299

		317,578,571

	Total Investment Companies (Cost $413,243,479)	464,207,126

	SHORT TERM INVESTMENTS - 1.74%
	Money Market Funds - 1.74%
8,150,358	Federated Prime Obligations Fund - Class IS Effective Yield, 0.37% (b)	8,150,358

	Total Short Term Investments (Cost $8,150,358)	8,150,358

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 21.13%
	Money Market Funds - 21.13%
99,185,921	Mount Vernon Prime Portfolio Effective Yield, 0.56% (b)	99,185,921

	Total Investments Purchased as Securities Lending Collateral (Cost $99,185,921)	99,185,921

	Total Investments (Cost $520,579,758) - 121.74%	571,543,405
	Liabilities in Excess of Other Assets - (21.74)%	(102,053,278)

	TOTAL NET ASSETS - 100.00%	$469,490,127

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of June 30, 2016.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cost of investments	$520,579,758

Gross unrealized appreciation	50,963,647
Gross unrealized depreciation	0

Net unrealized appreciation	$50,963,647

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePath® Conservative Allocation Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 98.47%
	Affiliated Mutual Funds - 12.86%
21,328	GuideMark® Emerging Markets Fund - Institutional Shares	$248,252
162,084	GuideMark® Large Cap Core Fund - Institutional Shares	2,434,504
339,762	GuideMark® Small/Mid Cap Core Fund - Institutional Shares	5,354,653
541,582	GuideMark® World ex-US Fund - Institutional Shares	4,153,935

		12,191,344

	Exchange Traded Funds - 85.61%
29,144	iShares 1-3 Year Treasury Bond ETF (a)	2,486,566
122,719	iShares 7-10 Year Treasury Bond ETF (a)	13,863,565
44,051	iShares 10+ Year Credit Bond ETF (a)	2,759,795
69,551	iShares 20+ Year Treasury Bond ETF (a)	9,660,634
17,884	iShares Core MSCI Emerging Markets ETF (a)	748,088
24,294	iShares Core U.S. Credit Bond ETF	2,753,725
9,528	iShares JPMorgan USD Emerging Markets Bond ETF	1,097,149
92,159	iShares MSCI Switzerland Capped ETF	2,732,514
119,443	iShares MSCI USA Minimum Volatility ETF (a)	5,519,461
26,568	PowerShares DB Gold Fund (a)(b)	1,146,941
147,944	SPDR Barclays High Yield Bond ETF (a)	5,281,601
19,706	SPDR Barclays International Treasury Bond ETF (a)(b)	1,126,395
50,628	SPDR Barclays TIPS ETF	2,944,018
7,599	SPDR S&P 600 Small Cap Value ETF (a)	760,417
26,121	SPDR S&P China ETF	1,825,597
179,525	Vanguard FTSE Developed Markets ETF (a)	6,348,004
163,677	Vanguard Mortgage-Backed Securities ETF	8,814,006
17,174	Vanguard REIT ETF	1,522,819
39,519	Vanguard S&P 500 ETF	7,596,342
6,391	Vanguard Total Bond Market ETF	538,761
19,015	Vanguard Value ETF	1,616,085

		81,142,483

	Total Investment Companies (Cost $86,723,994)	93,333,827

	SHORT TERM INVESTMENTS - 1.08%
	Money Market Funds - 1.08%
1,023,635	Federated Prime Obligations Fund - Class IS Effective Yield, 0.37% (c)	1,023,635

	Total Short Term Investments (Cost $1,023,635)	1,023,635

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 26.17%
	Money Market Funds - 26.17%
24,799,990	Mount Vernon Prime Portfolio Effective Yield, 0.56% (c)	24,799,990

	Total Investments Purchased as Securities Lending Collateral (Cost $24,799,990)	24,799,990

	Total Investments (Cost $112,547,619) - 125.72%	119,157,452
	Liabilities in Excess of Other Asset - (25.72)%	(24,374,691)

	TOTAL NET ASSETS - 100.00%	$94,782,761

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of June 30, 2016.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cost of investments	$112,547,619

Gross unrealized appreciation	6,609,833
Gross unrealized depreciation	0

Net unrealized appreciation	$6,609,833

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePath® Tactical Allocation Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 99.07%
	Exchange Traded Funds - 98.35%
129,404	Global X MLP & Energy Infrastructure ETF	$1,787,069
238,445	iShares 1-3 Year Credit Bond ETF	25,296,630
391,576	iShares Core MSCI EAFE ETF (a)	20,318,879
210,897	iShares Core MSCI Emerging Markets ETF (a)	8,821,821
78,425	iShares Core U.S. Credit Bond ETF	8,889,474
88,301	iShares Floating Rate Bond ETF (a)	4,469,797
150,253	iShares MSCI ACWI ETF (a)	8,448,726
16,019	iShares TIPS Bond ETF	1,868,937
98,336	PowerShares Senior Loan Portfolio	2,258,778
387,282	SPDR Barclays 1-3 Month T-Bill ETF (a)(b)	17,698,787
21,574	SPDR Barclays High Yield Bond ETF	770,192
39,411	SPDR Barclays International Treasury Bond ETF (a)(b)	2,252,733
273,984	SPDR Barclays Short Term Corporate Bond ETF	8,433,227
228,615	Technology Select Sector SPDR Fund (a)	9,912,746
268,473	Vanguard FTSE Europe ETF (a)	12,526,950
63,235	Vanguard Global ex-U.S. Real Estate ETF	3,418,484
95,136	Vanguard Growth ETF (a)	10,198,579
117,608	Vanguard Mid-Cap Value ETF (a)	10,476,521
19,048	Vanguard REIT ETF (a)	1,688,986
41,328	Vanguard Short-Term Bond Fund	3,350,048
329,819	Vanguard Short-Term Corporate Bond ETF	26,662,568
84,502	Vanguard Small-Cap Value ETF (a)	8,903,131
567,144	Vanguard S&P 500 ETF (c)	109,016,420
23,076	Vanguard Total Bond Market ETF	1,945,307
33,535	Vanguard Total International Bond ETF	1,867,899
203,028	Vanguard Total Stock Market ETF (a)	21,756,480
126,036	Vanguard Value ETF	10,711,800

		343,750,969

	Mutual Funds - 0.72%
346,431	PIMCO Commodity Real Return Strategy Fund - Institutional Shares	2,518,555

	Total Investment Companies (Cost $339,669,153)	346,269,524

	SHORT TERM INVESTMENTS - 1.31%
	Money Market Funds - 1.31%
4,573,176	Federated Prime Obligations Fund - Class IS Effective Yield, 0.37% (d)	4,573,176

	Total Short Term Investments (Cost $4,573,176)	4,573,176

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 22.78%
	Money Market Funds - 22.78%
79,615,898	Mount Vernon Prime Portfolio Effective Yield, 0.56% (d)	79,615,898

	Total Investments Purchased as Securities Lending Collateral (Cost $79,615,898)	79,615,898

	Total Investments (Cost $423,858,227) - 123.16%	430,458,598
	Liabilities in Excess of Other Assets - (23.16)%	(80,939,974)

	TOTAL NET ASSETS - 100.00%	$349,518,624

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(d)	Seven-day yield as of June 30, 2016.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cost of investments	$423,858,227

Gross unrealized appreciation	8,108,153
Gross unrealized depreciation	(1,507,782)

Net unrealized appreciation	$6,600,371

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePath® Absolute Return Allocation Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 98.92%
	Affiliated Mutual Funds - 9.12%
612,198	GuideMark® Opportunistic Fixed Income Fund - Institutional Shares	$5,381,221
639,691	Navigator Tactical Fixed Income Fund - Institutional Shares (d)	6,467,273

		11,848,494

	Exchange Traded Funds - 29.19%
810,337	SPDR Barclays High Yield Bond ETF (a)	28,929,031
96,265	SPDR Barclays Short Term High Yield Bond ETF (a)	2,598,192
17,983	Vanguard Mid-Cap Value ETF (a)	1,601,926
4,268	Vanguard Small-Cap Value ETF (a)	449,676
15,351	Vanguard Total Bond Market ETF	1,294,089
35,810	Vanguard Value ETF	3,043,492

		37,916,406

	Mutual Funds - 60.61%
2,557,568	BlackRock High Yield Portfolio - Institutional Shares	18,695,819
185,748	Gateway Fund - Class Y	5,546,439
566,487	John Hancock Funds II - Alternative Asset Allocation Fund - Institutional Shares	7,840,183
260,037	JPMorgan Hedged Equity Fund - Select Shares (d)	4,233,402
62,091	JPMorgan Research Equity Long/Short Fund - Select Shares (b)	994,073
282,773	JPMorgan Systematic Alpha Fund - Institutional Shares (b)(d)	4,269,870
1,075,058	JPMorgan Unconstrained Debt Fund - Select Shares	10,632,322
512,808	Oppenheimer Fundamental Alternatives Fund - Institutional Shares (d)	14,209,916
168,477	Pioneer Strategic Income Fund - Class Y	1,777,429
357,644	T. Rowe Price Institutional Floating Rate Fund	3,537,099
1,229,908	Vanguard High-Yield Corporate Fund - Admiral Shares	7,010,476

		78,747,028

	Total Investment Companies (Cost $123,338,189)	128,511,928

	SHORT TERM INVESTMENTS - 0.66%
	Money Market Funds - 0.66%
855,138	Federated Prime Obligations Fund - Class IS Effective Yield, 0.37% (c)	855,138

	Total Short Term Investments (Cost $855,138)	855,138

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 22.86%
	Money Market Funds - 22.86%
29,699,901	Mount Vernon Prime Portfolio Effective Yield, 0.56% (c)	29,699,901

	Total Investments Purchased as Securities Lending Collateral (Cost $29,699,901)	29,699,901

	Total Investments (Cost $153,893,228) - 122.44%	159,066,967
	Liabilities in Excess of Other Assets - (22.44)%	(29,149,281)

	TOTAL NET ASSETS - 100.00%	$129,917,686

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of June 30, 2016.
(d)	Certain GPS Funds invest in securities of unaffiliated underlying funds in accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940. Such investments are potentially illiquid, because an unaffiliated underlying fund, under the terms of Section 12(d)(1)(F), is not obligated to redeem its shares in an amount exceeding 1% of its total outstanding shares during any period of less than thirty days. Investments made in accordance with Section 12(d)(1)(F) that exceed 1% of the outstanding shares of each underlying fund, and therefore are potentially illiquid, amount to 4.66% of total net assets as of June 30, 2016.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cost of investments	$153,893,228

Gross unrealized appreciation	5,362,190
Gross unrealized depreciation	(188,451)

Net unrealized appreciation	$5,173,739

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePath® Multi-Asset Income Allocation Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 99.00%
	Affiliated Mutual Funds - 4.23%
259,603	GuideMark® Core Fixed Income Fund - Institutional Shares	$2,492,186
230,993	GuideMark® Opportunistic Fixed Income Fund - Institutional Shares	2,030,433

		4,522,619

	Exchange Traded Funds - 59.86%
12,942	iShares 7-10 Year Treasury Bond ETF (a)	1,462,058
22,260	iShares 10+ Year Credit Bond ETF (a)	1,394,589
25,736	iShares 20+ Year Treasury Bond ETF (a)	3,574,730
35,626	iShares Global Infrastructure ETF (a)	1,441,784
2,180	iShares iBoxx $ Investment Grade Corporate Bond ETF	267,551
302,457	iShares International Select Dividend ETF (a)	8,659,344
14,809	iShares JPMorgan USD Emerging Markets Bond ETF	1,705,256
73,687	iShares MSCI Australia ETF	1,433,212
192,459	iShares U.S. Preferred Stock ETF (a)	7,677,190
69,161	SPDR Barclays High Yield Bond ETF (a)	2,469,048
214,162	SPDR Barclays Short Term Corporate Bond ETF	6,591,906
105,727	SPDR Barclays Short Term High Yield Bond ETF (a)	2,853,572
3,873	Vanguard Intermediate-Term Corporate Bond ETF	346,285
16,291	Vanguard REIT ETF (a)	1,444,523
5,774	Vanguard S&P 500 ETF (a)	1,109,878
38,019	Vanguard Total Bond Market ETF	3,205,002
64,433	WisdomTree Emerging Markets Equity Income Fund (a)	2,282,217
199,848	WisdomTree High Dividend Fund	13,333,859
38,185	WisdomTree SmallCap Dividend Fund (a)	2,736,337

		63,988,341

	Mutual Funds - 34.91%
648,263	BlackRock Dynamic High Income Portfolio - Institutional Shares (c)	5,840,852
971,464	BlackRock Global Dividend Portfolio - Institutional Shares	11,783,855
281,506	BlackRock Multi-Asset Income Fund - Institutional Shares	2,961,446
850,083	T. Rowe Price Institutional Floating Rate Fund	8,407,324
1,460,231	Vanguard High-Yield Corporate Fund - Admiral Shares	8,323,319

		37,316,796

	Total Investment Companies (Cost $97,882,726)	105,827,756

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 23.08%
	Money Market Funds - 23.08%
24,669,300	Mount Vernon Prime Portfolio Effective Yield, 0.56% (b)	24,669,300

	Total Investments Purchased as Securities Lending Collateral (Cost $24,669,300)	24,669,300

	Total Investments (Cost $122,552,026) - 122.08%	130,497,056
	Liabilities in Excess of Other Assets - (22.08)%	(23,605,105)

	TOTAL NET ASSETS - 100.00%	$106,891,951

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of June 30, 2016.
(c)	Certain GPS Funds invest in securities of unaffiliated underlying funds in accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940. Such investments are potentially illiquid, because an unaffiliated underlying fund, under the terms of Section 12(d)(1)(F), is not obligated to redeem its shares in an amount exceeding 1% of its total outstanding shares during any period of less than thirty days. Investments made in accordance with Section 12(d)(1)(F) that exceed 1% of the outstanding shares of each underlying fund, and therefore are potentially illiquid, amount to 3.11% of total net assets as of June 30, 2016.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cost of investments	$122,552,026

Gross unrealized appreciation	7,990,723
Gross unrealized depreciation	(45,693)

Net unrealized appreciation	$7,945,030

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePath® Flexible Income Allocation Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 99.19%
	Affiliated Mutual Funds - 0.64%
72,878	GuideMark® Core Fixed Income Fund - Institutional Shares	$699,628

	Exchange Traded Funds - 68.08%
68,078	iShares 1-3 Year Treasury Bond ETF (a)	5,808,415
40,927	iShares 3-7 Year Treasury Bond ETF (a)	5,212,053
12,831	iShares 7-10 Year Treasury Bond ETF	1,449,518
18,509	iShares 20+ Year Treasury Bond ETF (a)	2,570,900
2,495	iShares Core MSCI Emerging Markets ETF (a)	104,366
76,300	iShares JPMorgan USD Emerging Markets Bond ETF	8,785,945
12,466	PowerShares DB Agriculture Fund (b)	275,125
12,682	PowerShares DB Base Metals Fund (a)(b)	170,192
17,968	PowerShares DB Energy Fund (a)(b)	225,858
27,712	PowerShares International Corporate Bond Portfolio	716,630
25,292	ProShares Investment Grade-Interest Rate Hedged ETF	1,827,347
85,854	SPDR Barclays 1-3 Month T-Bill ETF (a)(b)	3,923,528
51,875	Vanguard FTSE Developed Markets ETF (a)	1,834,300
104,306	Vanguard Intermediate-Term Corporate Bond ETF (a)	9,325,999
109,571	Vanguard Long-Term Corporate Bond ETF	10,358,843
299,472	Vanguard Mortgage-Backed Securities ETF	16,126,568
20,055	Vanguard S&P 500 ETF (a)	3,854,972
26,718	Vanguard Total Bond Market ETF	2,252,327

		74,822,886

	Mutual Funds - 30.47%
581,791	BlackRock Low Duration Bond Portfolio - Institutional Shares	5,614,288
167,317	DoubleLine Core Fixed Income Fund - Institutional Shares	1,853,872
555,808	DoubleLine Low Duration Bond Fund - Institutional Shares	5,585,867
174,221	DoubleLine Multi-Asset Growth Fund - Institutional Shares (d)	1,564,507
1,339,483	DoubleLine Total Return Bond Fund - Institutional Shares	14,640,546
425,302	T. Rowe Price Institutional Floating Rate Fund	4,206,235
3,340	Vanguard High-Yield Corporate Fund - Admiral Shares	19,038

		33,484,353

	Total Investment Companies (Cost $105,338,569)	109,006,867

	SHORT TERM INVESTMENTS - 2.86%
	Money Market Funds - 2.86%
3,140,198	Federated Prime Obligations Fund - Class IS Effective Yield, 0.37% (c)	3,140,198

	Total Short Term Investments (Cost $3,140,198)	3,140,198

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 14.79%
	Money Market Funds - 14.79%
16,259,850	Mount Vernon Prime Portfolio Effective Yield, 0.56% (c)	16,259,850

	Total Investments Purchased as Securities Lending Collateral (Cost $16,259,850)	16,259,850

	Total Investments (Cost $124,738,617) - 116.84%	128,406,915
	Liabilities in Excess of Other Assets - (16.84)%	(18,506,360)

	TOTAL NET ASSETS - 100.00%	$109,900,555

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of June 30, 2016.
(d)	Certain GPS Funds invest in securities of unaffiliated underlying funds in accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940. Such investments are potentially illiquid, because an unaffiliated underlying fund, under the terms of Section 12(d)(1)(F), is not obligated to redeem its shares in an amount exceeding 1% of its total outstanding shares during any period of less than thirty days. Investments made in accordance with Section 12(d)(1)(F) that exceed 1% of the outstanding shares of each underlying fund, and therefore are potentially illiquid, amount to 0.03% of total net assets as of June 30, 2016.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cost of investments	$124,738,617

Gross unrealized appreciation	3,726,802
Gross unrealized depreciation	(58,504)

Net unrealized appreciation	$3,668,298

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePath® Managed Futures Strategy Fund

Consolidated Schedule of Investments

June 30, 2016 (Unaudited)

Principal Amount		Value
	SHORT TERM INVESTMENTS - 99.80%
	Certificates of Deposit - 68.03%
$5,000,000	Abbey National Treasury Services Plc
	0.580%, 07/25/2016	$5,000,000
8,000,000	Banco Del Estado De Chile
	0.715%, 10/07/2016 (a)	8,001,624
	Bank of Nova Scotia
4,000,000	0.757%, 08/08/2016 (a)	4,000,000
4,000,000	0.787%, 10/03/2016 (a)	4,001,628
8,500,000	Bank of Tokyo-Mitsubishi UFJ, Ltd.
	0.390%, 07/07/2016	8,500,000
2,850,000	CIBC
	0.280%, 07/01/2016	2,850,000
7,500,000	Credit Industriel et Commercial
	0.620%, 09/15/2016	7,500,670
7,000,000	Dexia Credit Local SA
	0.826%, 01/09/2017 (a)	6,998,698
7,000,000	DNB ASA
	0.560%, 08/11/2016	7,000,000
7,000,000	Landesbank Hessen-Thueringen
	0.400%, 07/21/2016	7,000,000
7,500,000	Mizuho Bank, Ltd.
	0.610%, 08/04/2016	7,500,000
3,000,000	National Australia Bank
	0.800%, 08/02/2016	3,000,000
5,000,000	National Bank of Kuwait
	0.310%, 07/01/2016	5,000,000
	State Street Bank & Trust Co.
5,000,000	0.795%, 12/07/2016 (a)	4,999,760
2,500,000	0.792%, 12/14/2016 (a)	2,499,700
3,000,000	Sumitomo Mitsui Banking Corp.
	0.860%, 07/28/2016	3,000,000
7,500,000	Svenska Handelsbanken AB
	0.835%, 11/02/2016	7,502,571
7,000,000	Swedbank AB
	0.510%, 08/03/2016	7,000,000
4,500,000	The Toronto-Dominion Bank
	0.850%, 12/01/2016	4,500,576
3,000,000	Wells Fargo Bank, NA
	0.830%, 08/19/2016	3,000,404

		108,855,631

	Commercial Paper - 12.18%
5,000,000	ING U.S. Funding LLC
	0.545%, 07/11/2016 (b)	4,999,167
6,500,000	JPMorgan Securities LLC
	0.810%, 07/21/2016 (b)	6,496,931
8,000,000	Oversea-Chinese Banking Corp Ltd.
	0.489%, 07/07/2016 (b)	7,999,240

		19,495,338

	Corporate Obligations - 1.87%
3,000,000	Bank of America Corp.
	0.670%, 07/06/2016	3,000,000

Number of Shares
	Money Market Funds - 2.45%
	Federated Prime Obligations Fund - Class IS
3,916,165	Effective Yield, 0.37% (c)(e)	3,916,165

		3,916,165

Principal Amount
	U.S. Treasury Bills - 15.27%
	United States Treasury Bill
$4,750,000	0.068%, 07/07/2016 (b)(d)(e)	4,749,777
6,000,000	0.228%, 08/18/2016 (b)(d)(e)	5,996,920
6,000,000	0.238%, 09/22/2016 (b)(d)(e)	5,996,723
5,000,000	0.238%, 10/20/2016 (b)(d)(e)	4,996,535
2,700,000	0.243%, 11/17/2016 (b)(d)(e)	2,697,438

		24,437,393

	Total Short Term Investments (Cost $159,694,312)	159,704,527

	Total Investments (Cost $159,694,312) - 99.80%	159,704,527
	Other Assets in Excess of Liabilities - 0.20%	316,581

	TOTAL NET ASSETS - 100.00%	$160,021,108

Percentages are stated as a percent of net assets.

(a)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2016.
(b)	Zero coupon bond. The effective yield is listed.
(c)	Seven-day yield as of June 30, 2016.
(d)	All or a portion of this security is held as collateral for certain futures contracts.
(e)	All or a portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cost of investments	$159,694,312

Gross unrealized appreciation	12,220
Gross unrealized depreciation	(2,005)

Net unrealized appreciation	$10,215

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Consolidated Schedule of Open Futures Contracts

June 30, 2016

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
Amsterdam IDX Futures	(9)	($869,537)	Jul-16	($32,787)
Australian 3-Year Treasury Bond Futures	484	35,558,933	Sep-16	66,619
Australian 10-Year Treasury Bond Futures	117	8,552,228	Sep-16	108,228
Australian Dollar Futures	21	1,559,040	Sep-16	2,649
Brent Crude Futures (a)	6	298,260	Sep-16	(2,893)
British Pound Futures	(10)	(828,000)	Sep-16	18,152
Canadian Dollar Futures	(8)	(616,960)	Sep-16	(1,043)
CAC40 Index Futures	(22)	(1,033,714)	Jul-16	(19,103)
Canadian 10-Year Bond Futures	140	16,042,107	Sep-16	264,907
Cocoa Futures (a)	(7)	(207,410)	Sep-16	4,457
Coffee ‘C’ Futures (a)	16	873,900	Sep-16	33,190
Copper Futures (a)	(9)	(493,988)	Sep-16	(13,294)
Corn Futures (a)	(22)	(408,375)	Dec-16	12,166
Cotton No. 2 Futures (a)	52	1,668,420	Dec-16	(35,793)
DAX® Index Futures	(3)	(804,725)	Sep-16	(12,100)
DJIA E-Mini CBOT Futures	21	1,870,995	Sep-16	21,750
E-mini Nasdaq 100 Futures	1	88,140	Sep-16	968
E-mini S&P 500 Futures	11	1,149,610	Sep-16	20,502
Euribor 3 Month Futures	200	55,662,524	Sep-16	21,913
Euro Fx Futures	(10)	(1,388,438)	Sep-16	1,358
Euro Stoxx 50® Index Futures	(32)	(1,013,872)	Sep-16	(18,875)
Euro-Bobl Futures	155	22,980,801	Sep-16	166,002
Euro-BTP Futures	50	7,913,106	Sep-16	85,690
Euro-Bund Futures	137	25,408,323	Sep-16	419,912
Eurodollar 90 Day Futures	888	220,501,500	Dec-16	305,097
Euro-OATS Futures	143	25,516,558	Sep-16	342,659

Euro-Schatz Futures	330	41,040,340	Sep-16	101,095
FTSE 100 Index Futures	(4)	(342,000)	Sep-16	(26,163)
FTSE MIB Index Futures	(10)	(898,402)	Sep-16	4,078
FTSE/JSE Top 40 Index Futures	(8)	(252,287)	Sep-16	(647)
Gold 100 Oz. Futures (a)	20	2,641,200	Aug-16	64,854
Hang Seng Index Futures	(3)	(405,003)	Jul-16	(22,730)
IBEX 35® Index Futures	(10)	(901,931)	Jul-16	(1,716)
Japanese 10-Year Bond Futures	11	16,289,353	Sep-16	76,034
Japanese Yen Futures	90	10,920,375	Sep-16	242,923
Live Cattle Futures (a)	(50)	(2,296,500)	Aug-16	(23,734)
LME Aluminium Futures (a)	46	1,898,938	Sep-16	(114,270)
LME Copper Futures (a)	1	121,200	Sep-16	44,079
LME Nickel Futures (a)	10	566,520	Sep-16	(63,210)
LME Zinc Futures (a)	40	2,106,250	Sep-16	22,834
Long Gilt Futures	51	8,723,711	Sep-16	102,585
Low Sulphur Gas Oil Futures (a)	2	89,250	Aug-16	447
MSCI Singapore Index Futures	(117)	(2,755,853)	Jul-16	(139,165)
MSCI Taiwan Index Futures	12	381,000	Jul-16	10,276
Natural Gas Futures (a)	68	1,988,320	Aug-16	78,079
New Zealand Dollar Futures	118	8,379,180	Sep-16	(4,023)
Nifty 50 Index Futures	(22)	(366,762)	Jul-16	(8,649)
Nikkei 225 Futures	(9)	(1,356,994)	Sep-16	37,319
OMXS30 Futures	(86)	(1,340,208)	Jul-16	(33,839)
Russell 2000 Mini Index Futures	(3)	(344,220)	Sep-16	(15,445)
S&P/TSX 60 Index Futures	16	2,016,920	Sep-16	11,498
Silver Futures (a)	51	4,748,865	Sep-16	202,107
Soybean Futures (a)	39	2,248,838	Nov-16	2,154
Soybean Meal Futures (a)	44	1,764,400	Dec-16	(18,861)
Soybean Oil Futures (a)	(1)	(19,242)	Dec-16	(33)
SPI 200TM Index Futures	(5)	(482,533)	Sep-16	(9,722)
Sterling LIBOR 90 Day Futures	697	115,550,794	Sep-16	112,213
Sugar No. 11 Futures (a)	157	3,574,827	Oct-16	120,796
Swiss Franc Futures	(17)	(2,181,100)	Sep-16	913
TOPIX Index Futures	(12)	(1,447,344)	Sep-16	37,347
U.S. Treasury 2-Year Note Futures	413	90,582,516	Sep-16	427,335
U.S. Treasury 5-Year Note Futures	270	32,984,297	Sep-16	298,881
U.S. Treasury 10-Year Note Futures	138	18,351,844	Sep-16	227,386
U.S. Treasury Long Bond Futures	62	10,685,313	Sep-16	307,862
U.S. Treasury Ultra Bond Futures	26	4,845,750	Sep-16	199,823
Wheat Futures (a)	(139)	(3,096,225)	Sep-16	107,207

				$4,118,249

(a)	All or a portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Valuation Measurements

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including collateralized mortgage obligations, convertible obligations, corporate obligations, U.S. and foreign government obligations and mortgage-backed securities; (2) certain common stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2016:

GuideMark® Opportunistic Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$-	$14,798	$-	$14,798
Preferred Stock	-	16,993	-	16,993

Total Equity	-	31,791	-	31,791
Fixed Income
Collateralized Mortgage Obligations	-	15,479,345	-	15,479,345
Convertible Obligations	-	766,038	-	766,038
Corporate Obligations	-	742,284	-	742,284
Foreign Government Obligations	-	34,083,270	-	34,083,270
Mortgage Backed Securities - U.S. Government Agency	-	9,763,222	-	9,763,222

Total Fixed Income	-	60,834,159	-	60,834,159
Short Term Investments	8,027,752	6,229,879	-	14,257,631

Total Investments in Securities	$8,027,752	$67,095,829	$-	$75,123,581

Other Financial Instruments*
Forward Currency Contracts	$-	$(1,749,517)	$-	$(1,749,517)
Swaps	-	(3,097,635)	-	(3,097,635)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts and swaps. Forward currency contracts and swaps are reflected at the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Growth Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$464,207,126	$-	$-	$464,207,126
Short Term Investments	8,150,358	-	-	8,150,358
Investments Purchased as Securities Lending Collateral	99,185,921	-	-	99,185,921

Total Investments in Securities	$571,543,405	$-	$-	$571,543,405

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$93,333,827	$-	$-	$93,333,827
Short Term Investments	1,023,635	-	-	1,023,635
Investments Purchased as Securities Lending Collateral	24,799,990	-	-	24,799,990

Total Investments in Securities	$119,157,452	$-	$-	$119,157,452

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Tactical Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$346,269,524	$-	$-	$346,269,524
Short Term Investments	4,573,176	-	-	4,573,176
Investments Purchased as Securities Lending Collateral	79,615,898	-	-	79,615,898

Total Investments in Securities	$430,458,598	$-	$-	$430,458,598

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Absolute Return Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$128,511,928	$-	$-	$128,511,928
Short Term Investments	855,138	-	-	855,138
Investments Purchased as Securities Lending Collateral	29,699,901	-	-	29,699,901

Total Investments in Securities	$159,066,967	$-	$-	$159,066,967

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Multi-Asset Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$105,827,756	$-	$-	$105,827,756
Investments Purchased as Securities Lending Collateral	24,669,300	-	-	24,669,300

Total Investments in Securities	$130,497,056	$-	$-	$130,497,056

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Flexible Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$109,006,867	$-	$-	$109,006,867
Short Term Investments	3,140,198	-	-	3,140,198
Investments Purchased as Securities Lending Collateral	16,259,850	-	-	16,259,850

Total Investments in Securities	$128,406,915	$-	$-	$128,406,915

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Managed Futures Strategy Fund
	Level 1	Level 2	Level 3	Total

Short Term Investments	$3,916,165	$155,788,362	$-	$159,704,527

Total Investments in Securities	$3,916,165	$155,788,362	$-	$159,704,527

Other Financial Instruments*
Futures	$4,118,249	$-	$-	$4,118,249

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures. Futures are reflected at the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Derivative Instruments and Hedging Activities

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

In general, the use of derivatives may increase the risk within the Funds. The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The results achieved by the use of derivatives in the Funds may not match or fully offset changes in the value of the underlying financial assets being hedged or the investment opportunity the Funds were pursuing, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as the Funds may receive returns (or suffer losses) exceeding the initial amounts the Funds committed in connection with the derivatives. The use of derivatives can result in losses or gains to the Funds exceeding the amount the Funds would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Funds.

GuideMark® Opportunistic Fixed Income Fund

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives may contain various risks, including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses.

The Fund seeks to maximize total investment returns through exposure to investments in fixed-income securities, equity securities, and currency instruments. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of swap agreements. The Fund entered into swap agreements to manage and/or gain exposures to credit risk. The Fund entered into financial futures contracts primarily to manage interest rate risk. The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Fund entered into option contracts to gain investment exposures in accordance with its objective.

The Fund used currency forwards during the period for the purpose of hedging exposures within the Fund to non-dollar-denominated assets. In general, the use of currency derivative contracts for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. In general, the use of currency derivatives for hedging purposes will not lead to leverage within the Fund.

Statement of Assets and Liabilities — Values of Derivative Instruments as of June 30, 2016

	Asset Derivatives		Liability Derivatives

	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Interest Rate Contracts - Swaps	Appreciation on Swap Agreements	$0	Depreciation on Swap Agreements	$3,097,635

Foreign Exchange Contracts - Forward Currency Contracts	Appreciation of forward currency contracts	678,252	Depreciation of forward currency contracts	2,427,769

Total		$678,252		$5,525,404

GuidePath® Managed Futures Strategy Fund

The GuidePath Managed Futures Strategy Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period, ended June 30, 2016, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. and foreign equity market indices, foreign currencies, commodities (through investments in the subsidiary) and short-term interest rates to capture the exposures suggested by the quantitative investment models.

Statement of Assets and Liabilities — Values of Derivative Instruments as of June 30, 2016

	Asset Derivatives		Liability Derivatives

	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Commodity Contracts - Futures*	Unrealized appreciation on futures contracts	$692,370	Unrealized depreciation on futures contracts	$272,088

Equity Contracts - Futures*	Unrealized appreciation on futures contracts	143,738	Unrealized depreciation on futures contracts	340,941

Foreign Exchange Contracts - Futures*	Unrealized appreciation on futures contracts	265,995	Unrealized depreciation on futures contracts	5,066

Interest Rate Contracts - Futures*	Unrealized appreciation on futures contracts	3,634,241	Unrealized depreciation on futures contracts	-

Total		$4,736,344		$618,095

*Includes cumulative appreciation/depreciation as reported on the Schedule of Open Futures Contracts.

The average monthly notional amount of futures, forwards and swaps during the period ended June 30, 2016 were as follows:

Long Positions	GuideMark® Opportunistic Fixed Income Fund	GuidePath® Managed Futures Strategy Fund

Futures	$-	$1,280,577,161

Forwards	$48,326,861	-

Swaps	$16,400,000	-

Short Positions	GuideMark® Opportunistic Fixed Income Fund	GuidePath® Managed Futures Strategy Fund

Futures	$-	($72,723,526)

Forwards	$(7,273,375)	-

Cross Positions	GuideMark® Opportunistic Fixed Income Fund	GuidePath® Managed Futures Strategy Fund

Forwards	$14,740,842	$-

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor or sub-advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Funds; the risk that there may not be a liquid secondary market for the derivative at a time when the Funds would look to disengage the position; the risk that additional capital from the Funds may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Funds may induce leverage in the Funds, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.

Secured Borrowings

The Trusts, on behalf of certain of the Funds, entered into securities lending arrangements with U.S. Bank, N.A. (the “Custodian”). Under the term of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned for domestic securities, and 105% of the value of securities loaned with respect to foreign securities. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against custody costs and other charges incurred by the Funds. The Custodian is paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement.

As of June 30, 2016, the Funds (excluding the Opportunistic Fixed Income Fund and Managed Futures Strategy Fund) had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received.

Securities Lending Transactions

Overnight and Continuous	Money Market Funds *

Opportunistic Fixed Income Fund	$-
Growth Allocation Fund	99,185,921
Conservative Allocation Fund	24,799,990
Tactical Allocation Fund	79,615,898
Absolute Return Allocation Fund	29,699,901
Multi-Asset Income Allocation Fund	24,669,300
Flexible Income Allocation Fund	16,259,850
Managed Futures Strategy Fund	-

* Proceeds from securities lending (Money Market collateral).

Transactions with Affiliates

The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with the Fund’s investment advisor.

The GuidePath® Funds had the following transactions during the quarter ended June 30, 2016, with affiliates:

	Share Activity				Period Ended June 30, 2016
Security Name	Balance March 31, 2016	Purchases	Sales	Balance June 30, 2016	Fair Value	Dividends Credited to Income	Amount of Gain (Loss) realized on Sale of Shares*

Growth Allocation Fund
GuideMark® Large Cap Core Fund - Institutional Shares	2,012,839	379,206	26,559	2,365,486	$35,529,607	$-	$(1,883)
GuideMark® Emerging Markets Fund - Institutional Shares	522,148	97,831	6,880	613,099	7,136,468	-	(2,118)
GuideMark® Small/Mid Cap Core Fund - Institutional Shares	2,444,870	463,947	32,262	2,876,555	45,334,508	-	(1,944)
GuideMark® World ex-US Fund - Institutional Shares	6,501,923	1,227,670	85,790	7,643,803	58,627,972	-	(6,177)

					$146,628,555	$-	$(12,122)

Conservative Allocation Fund
GuideMark® Large Cap Core Fund - Institutional Shares	98,213	65,643	1,772	162,084	$2,434,504	$-	$17
GuideMark® Emerging Markets Fund - Institutional Shares	12,959	8,603	234	21,328	248,252	-	(8)
GuideMark® Small/Mid Cap Core Fund - Institutional Shares	205,071	138,387	3,696	339,762	5,354,653	-	269
GuideMark® World ex-US Fund - Institutional Shares	327,752	219,748	5,918	541,582	4,153,935	-	(312)

					$12,191,344	$-	$(34)

Absolute Return Allocation Fund
GuideMark® Opportunistic Fixed Income Fund - Institutional Shares	670,635	37,434	95,871	612,198	$5,381,221	$-	$(40,417)
Navigator Tactical Fixed Income Fund - Institutional Shares	-	645,738	6,047	639,691	6,467,273	72,667	27

					$11,848,494	$72,667	$(40,390)

Multi-Asset Income Allocation Fund
GuideMark® Core Fixed Income Fund - Institutional Shares	130,657	138,392	9,446	259,603	$2,492,186	$-	$368
GuideMark® Opportunistic Fixed Income Fund - Institutional Shares	229,279	17,690	15,975	230,993	2,030,433	-	(1,786)

					$4,522,619	$-	$(1,418)

Flexible Income Allocation Fund
GuideMark® Core Fixed Income Fund - Institutional Shares	77,671	2,546	7,339	72,878	$699,628	$-	$1,297

					$699,628	$-	$1,297

* Includes long-term capital gains distributions received

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds II

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	08-23-2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	08-23-2016

By (Signature and Title)	/s/ Patrick R. Young
Patrick R. Young
Principal Financial Officer/Treasurer

Date	08-23-2016